Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 3
Entity Central Index Key	0001104631
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
PGIM Real Assets Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Real Assets Fund
Class Name	Class A
Trading Symbol	PUDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Real Assets Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class A	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global risk assets advanced over the reporting period, supported by a combination of strong corporate earnings, easing inflationary pressures, and continued momentum in technology stocks fueled by investor optimism regarding artificial intelligence (AI) innovation. Although global equities experienced a brief pullback in April when the US administration announced sweeping tariffs on all trading partners, markets quickly rebounded after the administration signaled a pause or delay in implementation to allow for trade negotiations. Commodity markets gained overall, but performance varied across sectors, as precious metals surged; industrial metals saw moderate gains; and oil prices declined.
Among other real assets, the global infrastructure and natural resources sectors outperformed, while the real estate and energy infrastructure sectors lagged.
■
The Fund’s performance relative to the Fund’s Custom Blended Index (the “Index”), as defined below, benefited from underweights in Treasury
Inflation-Protected Securities (TIPS) and real estate, both of which underperformed. Tactical, out-of-Index exposure to the global infrastructure, natural resources, and gold sectors materially bolstered returns, due to their sizable outperformance relative to the Index.
■
Underweight exposure to the outperforming commodities sector detracted from relative returns. Some underlying funds—specifically, Jennison
Global Infrastructure Fund, PGIM TIPS Fund, and PGIM Quantitative Solutions Commodity Strategies Fund—lagged their respective benchmarks, further detracting from relative performance.
■
The Fund did not use any derivative instruments at the aggregate level, although the underlying funds may have as part of their respective strategies. Both the PGIM Quantitative Solutions Gold sleeve and the PGIM Quantitative Solutions Commodity sleeve use futures in obtaining exposure to various commodity markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	3.22%	7.53%	4.62%
Class A without sales charges	9.23%	8.76%	5.21%
S&P 500 Index*	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index*	6.16%	-0.24%	1.90%
Custom Blended Index**	7.11%	6.59%	4.09%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	6.06%	1.63%	3.02%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Index (ND) (33.3%), and Bloomberg US
Treasury Inflation-Protected Securities (TIPS) Index (33.3%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 72,516,131
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 72,516,131
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Fund Composition	% of Net Assets
TIPS	23.3%
Real Estate	22.5%
Commodity	20.3%
Utilities/Infrastructure	17.5%
Unaffiliated Exchange-Traded Fund - Commodity	7.2%
Natural Resources	6.5%
Affiliated Mutual Fund - Short-Term Investment	2.4%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM Real Assets Fund Class C
Shareholder Report [Line Items]
Fund Name	PGIM Real Assets Fund
Class Name	Class C
Trading Symbol	PUDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Real Assets Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class C	$140	1.34%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global risk assets advanced over the reporting period, supported by a combination of strong corporate earnings, easing inflationary pressures, and continued momentum in technology stocks fueled by investor optimism regarding artificial intelligence (AI) innovation. Although global equities experienced a brief pullback in April when the US administration announced sweeping tariffs on all trading partners, markets quickly rebounded after the administration signaled a pause or delay in implementation to allow for trade negotiations. Commodity markets gained overall, but performance varied across sectors, as precious metals surged; industrial metals saw moderate gains; and oil prices declined.
Among other real assets, the global infrastructure and natural resources sectors outperformed, while the real estate and energy infrastructure sectors lagged.
■
The Fund’s performance relative to the Fund’s Custom Blended Index (the “Index”), as defined below, benefited from underweights in Treasury
Inflation-Protected Securities (TIPS) and real estate, both of which underperformed. Tactical, out-of-Index exposure to the global infrastructure, natural resources, and gold sectors materially bolstered returns, due to their sizable outperformance relative to the Index.
■
Underweight exposure to the outperforming commodities sector detracted from relative returns. Some underlying funds—specifically, Jennison
Global Infrastructure Fund, PGIM TIPS Fund, and PGIM Quantitative Solutions Commodity Strategies Fund—lagged their respective benchmarks, further detracting from relative performance.
■
The Fund did not use any derivative instruments at the aggregate level, although the underlying funds may have as part of their respective strategies. Both the PGIM Quantitative Solutions Gold sleeve and the PGIM Quantitative Solutions Commodity sleeve use futures in obtaining exposure to various commodity markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	7.49%	7.96%	4.44%
Class C without sales charges	8.49%	7.96%	4.44%
S&P 500 Index*	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index*	6.16%	-0.24%	1.90%
Custom Blended Index**	7.11%	6.59%	4.09%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	6.06%	1.63%	3.02%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Index (ND) (33.3%), and Bloomberg US
Treasury Inflation-Protected Securities (TIPS) Index (33.3%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 72,516,131
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 72,516,131
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Fund Composition	% of Net Assets
TIPS	23.3%
Real Estate	22.5%
Commodity	20.3%
Utilities/Infrastructure	17.5%
Unaffiliated Exchange-Traded Fund - Commodity	7.2%
Natural Resources	6.5%
Affiliated Mutual Fund - Short-Term Investment	2.4%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM Real Assets Fund Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Real Assets Fund
Class Name	Class Z
Trading Symbol	PUDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Real Assets Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class Z	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global risk assets advanced over the reporting period, supported by a combination of strong corporate earnings, easing inflationary pressures, and continued momentum in technology stocks fueled by investor optimism regarding artificial intelligence (AI) innovation. Although global equities experienced a brief pullback in April when the US administration announced sweeping tariffs on all trading partners, markets quickly rebounded after the administration signaled a pause or delay in implementation to allow for trade negotiations. Commodity markets gained overall, but performance varied across sectors, as precious metals surged; industrial metals saw moderate gains; and oil prices declined.
Among other real assets, the global infrastructure and natural resources sectors outperformed, while the real estate and energy infrastructure sectors lagged.
■
The Fund’s performance relative to the Fund’s Custom Blended Index (the “Index”), as defined below, benefited from underweights in Treasury
Inflation-Protected Securities (TIPS) and real estate, both of which underperformed. Tactical, out-of-Index exposure to the global infrastructure, natural resources, and gold sectors materially bolstered returns, due to their sizable outperformance relative to the Index.
■
Underweight exposure to the outperforming commodities sector detracted from relative returns. Some underlying funds—specifically, Jennison
Global Infrastructure Fund, PGIM TIPS Fund, and PGIM Quantitative Solutions Commodity Strategies Fund—lagged their respective benchmarks, further detracting from relative performance.
■
The Fund did not use any derivative instruments at the aggregate level, although the underlying funds may have as part of their respective strategies. Both the PGIM Quantitative Solutions Gold sleeve and the PGIM Quantitative Solutions Commodity sleeve use futures in obtaining exposure to various commodity markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	9.65%	9.11%	5.55%
S&P 500 Index*	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index*	6.16%	-0.24%	1.90%
Custom Blended Index**	7.11%	6.59%	4.09%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	6.06%	1.63%	3.02%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Index (ND) (33.3%), and Bloomberg US
Treasury Inflation-Protected Securities (TIPS) Index (33.3%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 72,516,131
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 72,516,131
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Fund Composition	% of Net Assets
TIPS	23.3%
Real Estate	22.5%
Commodity	20.3%
Utilities/Infrastructure	17.5%
Unaffiliated Exchange-Traded Fund - Commodity	7.2%
Natural Resources	6.5%
Affiliated Mutual Fund - Short-Term Investment	2.4%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY
SIGNIFICANT
CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025,
total annual Fund operating expenses after waivers and/or expense reimbursements for Class Z shares increased from 0.21% in the year ended October 31, 2024 to 0.27% primarily due to an increase in transfer agent fees and a decrease in the
Fund's net assets.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2025,
total annual Fund operating expenses after waivers and/or expense reimbursements for Class Z shares increased from 0.21% in the year ended October 31, 2024 to 0.27% primarily due to an increase in transfer agent fees and a decrease in the
Fund's net assets.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Real Assets Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Real Assets Fund
Class Name	Class R6
Trading Symbol	PUDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Real Assets Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class R6	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global risk assets advanced over the reporting period, supported by a combination of strong corporate earnings, easing inflationary pressures, and continued momentum in technology stocks fueled by investor optimism regarding artificial intelligence (AI) innovation. Although global equities experienced a brief pullback in April when the US administration announced sweeping tariffs on all trading partners, markets quickly rebounded after the administration signaled a pause or delay in implementation to allow for trade negotiations. Commodity markets gained overall, but performance varied across sectors, as precious metals surged; industrial metals saw moderate gains; and oil prices declined.
Among other real assets, the global infrastructure and natural resources sectors outperformed, while the real estate and energy infrastructure sectors lagged.
■
The Fund’s performance relative to the Fund’s Custom Blended Index (the “Index”), as defined below, benefited from underweights in Treasury
Inflation-Protected Securities (TIPS) and real estate, both of which underperformed. Tactical, out-of-Index exposure to the global infrastructure, natural resources, and gold sectors materially bolstered returns, due to their sizable outperformance relative to the Index.
■
Underweight exposure to the outperforming commodities sector detracted from relative returns. Some underlying funds—specifically, Jennison
Global Infrastructure Fund, PGIM TIPS Fund, and PGIM Quantitative Solutions Commodity Strategies Fund—lagged their respective benchmarks, further detracting from relative performance.
■
The Fund did not use any derivative instruments at the aggregate level, although the underlying funds may have as part of their respective strategies. Both the PGIM Quantitative Solutions Gold sleeve and the PGIM Quantitative Solutions Commodity sleeve use futures in obtaining exposure to various commodity markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	9.84%	9.24%	5.66%
S&P 500 Index*	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index*	6.16%	-0.24%	1.90%
Custom Blended Index**	7.11%	6.59%	4.09%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	6.06%	1.63%	3.02%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Index (ND) (33.3%), and Bloomberg US
Treasury Inflation-Protected Securities (TIPS) Index (33.3%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 72,516,131
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 72,516,131
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Fund Composition	% of Net Assets
TIPS	23.3%
Real Estate	22.5%
Commodity	20.3%
Utilities/Infrastructure	17.5%
Unaffiliated Exchange-Traded Fund - Commodity	7.2%
Natural Resources	6.5%
Affiliated Mutual Fund - Short-Term Investment	2.4%
99.7%
Other assets in excess of liabilities	0.3%
100.0%